Transfers of financial assets and variable interest entities (Details 7) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Non-consolidated VIEs
Trading assets	229,413	256,399
Net loans	247,054	242,223
Other assets	63,065	72,912
Other liabilities	51,447	57,637
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	7,520	5,921
Net loans	7,565	7,507
Other assets	53	70
Total variable interest assets, non-consolidated VIEs	15,138	13,498
Maximum exposure to loss	21,231	25,751
Non-consolidated VIE assets	217,838	199,216
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	183	100
Net loans	2	8
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	185	108
Maximum exposure to loss	186	108
Non-consolidated VIE assets	10,211	5,163
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	4,920	3,210
Net loans	613	111
Other assets	0	17
Total variable interest assets, non-consolidated VIEs	5,533	3,338
Maximum exposure to loss	7,496	14,123
Non-consolidated VIE assets	101,524	103,990
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	979	1,143
Net loans	2,812	2,148
Other assets	47	49
Total variable interest assets, non-consolidated VIEs	3,838	3,340
Maximum exposure to loss	4,026	3,575
Non-consolidated VIE assets	55,509	52,268
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	725	868
Net loans	2,856	3,572
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	3,581	4,440
Maximum exposure to loss	7,433	4,906
Non-consolidated VIE assets	31,144	22,304
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	713	600
Net loans	1,282	1,668
Other assets	6	4
Total variable interest assets, non-consolidated VIEs	2,001	2,272
Maximum exposure to loss	2,090	3,039
Non-consolidated VIE assets	19,450	15,491
Bank
Non-consolidated VIEs
Trading assets	229,736	256,602
Net loans	231,157	227,498
Other assets	61,556	72,782
Other liabilities	51,079	57,367
Bank | Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	7,520	5,921
Net loans	7,465	7,407
Other assets	53	70
Total variable interest assets, non-consolidated VIEs	15,038	13,398
Maximum exposure to loss	21,131	25,651
Non-consolidated VIE assets	206,913	190,211
Bank | Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	183	100
Net loans	2	8
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	185	108
Maximum exposure to loss	186	108
Non-consolidated VIE assets	10,211	5,163
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	4,920	3,210
Net loans	613	111
Other assets	0	17
Total variable interest assets, non-consolidated VIEs	5,533	3,338
Maximum exposure to loss	7,496	14,123
Non-consolidated VIE assets	101,524	103,990
Bank | Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	979	1,143
Net loans	2,712	2,048
Other assets	47	49
Total variable interest assets, non-consolidated VIEs	3,738	3,240
Maximum exposure to loss	3,926	3,475
Non-consolidated VIE assets	55,509	52,268
Bank | Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	725	868
Net loans	2,856	3,572
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	3,581	4,440
Maximum exposure to loss	7,433	4,906
Non-consolidated VIE assets	31,144	22,304
Bank | Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	713	600
Net loans	1,282	1,668
Other assets	6	4
Total variable interest assets, non-consolidated VIEs	2,001	2,272
Maximum exposure to loss	2,090	3,039
Non-consolidated VIE assets	8,525	6,486